Summary of Significant Accounting Policies - Summary of Fair Values of Financial Assets and Liabilities and Carrying Amounts (Detail) - EUR (€)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of significant accounting policies [line items]
Cash and Cash Equivalents	€ 45,459,836	€ 76,589,129	€ 73,928,661	€ 90,927,673
Available-for-sale Financial Assets	0	86,538,195
Financial Assets at Fair Value through Profit or Loss	44,581,264	0
Other Financial Assets at Amortized Cost, Net of Current Portion	95,749,059	0
Financial Assets classified as Loans and Receivables	0	149,059,254
Other Financial Assets at Amortized Cost	268,922,724	0
Accounts Receivable	17,732,933	11,234,308
Other Receivables		85,000
Other Receivables	147,000
Prepaid Expenses and Other Current Assets		16,220,000
thereof Non-Financial Assets		15,788,000
thereof Restricted Cash		432,000
Current Assets	376,844,000	339,725,000
Shares at Fair Value through Other Comprehensive Income	232,000	0
Prepaid Expenses and Other Assets, Net of Current	2,981,716	3,344,292
Portion thereof Non-Financial Assets	2,271,000	2,643,000
Non-current Assets	98,963,000	3,344,000
Total	475,807,000	343,069,000
Accounts Payable and Accruals	(44,760,615)	(44,811,718)
Accounts Payable and Accrued Expenses	(44,761,000)	(44,812,000)
Other Provisions	(160,411)	(1,185,741)
Provisions		(1,185,741)
thereof Non-Financial Liabilities		(886,000)
Current Liabilities	(44,761,000)	(45,998,000)
Non-current Liabilities	(72,000)	(88,000)
Total	(44,833,000)	(46,086,000)
Available-for-sale [member]
Disclosure of significant accounting policies [line items]
Cash and Cash Equivalents		0
Available-for-sale Financial Assets		86,538
Accounts Receivable		0
Other Receivables		0
thereof Restricted Cash		0
Current Assets		86,538,000
Non-current Assets		0
Total	0	86,538,000
Accounts Payable and Accrued Expenses		0
Current Liabilities		0
Non-current Liabilities		0
Total		0
Fair value [member]
Disclosure of significant accounting policies [line items]
Available-for-sale Financial Assets		86,538
Financial liabilities at amortised cost [member]
Disclosure of significant accounting policies [line items]
Cash and Cash Equivalents	0
Other Financial Assets at Amortized Cost	0
Accounts Receivable	0
Current Assets	0
Non-current Assets	0
Total	0
Accounts Payable and Accrued Expenses	(44,761,000)
Current Liabilities	(44,761,000)
Non-current Liabilities	(72,000)
Total	(44,833,000)
Financial liabilities at fair value [member]
Disclosure of significant accounting policies [line items]
Cash and Cash Equivalents	0
Other Financial Assets at Amortized Cost	0
Accounts Receivable	0
Current Assets	0
Non-current Assets	0
Total	0
Accounts Payable and Accrued Expenses	0
Current Liabilities	0
Non-current Liabilities	0
Total	0
Other financial liabilities [member]
Disclosure of significant accounting policies [line items]
Cash and Cash Equivalents		0
Available-for-sale Financial Assets		0
Accounts Receivable		0
Other Receivables		0
thereof Restricted Cash		0
Current Assets		0
Non-current Assets		0
Total		0
Accounts Payable and Accrued Expenses		(44,812,000)
Current Liabilities		(45,112,000)
Non-current Liabilities		(88,000)
Total		(45,200,000)
Financial assets at fair value through other comprehensive income [member]
Disclosure of significant accounting policies [line items]
Cash and Cash Equivalents	0
Other Financial Assets at Amortized Cost	0
Accounts Receivable	0
Current Assets	0
Non-current Assets	232,000
Total	232,000
Accounts Payable and Accrued Expenses	0
Current Liabilities	0
Non-current Liabilities	0
Total	0
Level 1 of fair value hierarchy [member]
Disclosure of significant accounting policies [line items]
Financial Assets at Fair Value through Profit or Loss	44,581,000
Financial Assets classified as Loans and Receivables		149,059,000
Level 1 of fair value hierarchy [member] | Available-for-sale [member]
Disclosure of significant accounting policies [line items]
Financial Assets classified as Loans and Receivables		0
Level 1 of fair value hierarchy [member] | Financial liabilities at amortised cost [member]
Disclosure of significant accounting policies [line items]
Financial Assets at Fair Value through Profit or Loss	0
Level 1 of fair value hierarchy [member] | Financial liabilities at fair value [member]
Disclosure of significant accounting policies [line items]
Financial Assets at Fair Value through Profit or Loss	0
Level 1 of fair value hierarchy [member] | Fair value [member]
Disclosure of significant accounting policies [line items]
Financial Assets at Fair Value through Profit or Loss	44,581,000
Level 1 of fair value hierarchy [member] | Other financial liabilities [member]
Disclosure of significant accounting policies [line items]
Financial Assets classified as Loans and Receivables		0
Level 1 of fair value hierarchy [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of significant accounting policies [line items]
Financial Assets at Fair Value through Profit or Loss	0
Level 2 of fair value hierarchy [member]
Disclosure of significant accounting policies [line items]
thereof Forward Exchange Contracts used for Hedging	66,000
thereof Forward Exchange Contracts used for Hedging		(300,000)
Other Financial Assets at Amortized Cost, Net of Current Portion	95,749,000
thereof Restricted Cash	711,000	701,000
Convertible Bonds - Liability Component	(72,000)	(88,000)
Level 2 of fair value hierarchy [member] | Available-for-sale [member]
Disclosure of significant accounting policies [line items]
thereof Forward Exchange Contracts used for Hedging		0
thereof Restricted Cash		0
Convertible Bonds - Liability Component		0
Level 2 of fair value hierarchy [member] | Fair value [member]
Disclosure of significant accounting policies [line items]
thereof Forward Exchange Contracts used for Hedging		(300,000)
thereof Restricted Cash		701,000
Convertible Bonds - Liability Component		(88,000)
Level 2 of fair value hierarchy [member] | Financial liabilities at amortised cost [member]
Disclosure of significant accounting policies [line items]
thereof Forward Exchange Contracts used for Hedging	0
Other Financial Assets at Amortized Cost, Net of Current Portion	0
thereof Restricted Cash	0
Convertible Bonds - Liability Component	(72,000)
Level 2 of fair value hierarchy [member] | Financial liabilities at fair value [member]
Disclosure of significant accounting policies [line items]
thereof Forward Exchange Contracts used for Hedging	0
Other Financial Assets at Amortized Cost, Net of Current Portion	0
thereof Restricted Cash	0
Convertible Bonds - Liability Component	0
Level 2 of fair value hierarchy [member] | Fair value [member]
Disclosure of significant accounting policies [line items]
thereof Forward Exchange Contracts used for Hedging	66,000
Other Financial Assets at Amortized Cost, Net of Current Portion	95,749,000
thereof Restricted Cash	701,000
Convertible Bonds - Liability Component	(72,000)
Level 2 of fair value hierarchy [member] | Other financial liabilities [member]
Disclosure of significant accounting policies [line items]
thereof Forward Exchange Contracts used for Hedging		(300,000)
thereof Restricted Cash		0
Convertible Bonds - Liability Component		(88,000)
Level 2 of fair value hierarchy [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of significant accounting policies [line items]
thereof Forward Exchange Contracts used for Hedging	0
Other Financial Assets at Amortized Cost, Net of Current Portion	0
thereof Restricted Cash	0
Convertible Bonds - Liability Component	0
Level 3 of fair value hierarchy [member]
Disclosure of significant accounting policies [line items]
Shares at Fair Value through Other Comprehensive Income	232,000
Level 3 of fair value hierarchy [member] | Financial liabilities at amortised cost [member]
Disclosure of significant accounting policies [line items]
Shares at Fair Value through Other Comprehensive Income	0
Level 3 of fair value hierarchy [member] | Financial liabilities at fair value [member]
Disclosure of significant accounting policies [line items]
Shares at Fair Value through Other Comprehensive Income	0
Level 3 of fair value hierarchy [member] | Fair value [member]
Disclosure of significant accounting policies [line items]
Shares at Fair Value through Other Comprehensive Income	0
Level 3 of fair value hierarchy [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of significant accounting policies [line items]
Shares at Fair Value through Other Comprehensive Income	232,000
Not classified into measurement category [member]
Disclosure of significant accounting policies [line items]
thereof Non-Financial Assets		15,788,000
Current Assets		15,788,000
Portion thereof Non-Financial Assets	2,271,000	2,643,000
Non-current Assets	2,271,000	2,643,000
Total	2,271,000	18,431,000
Other Provisions		(886,000)
Current Liabilities		(886,000)
Total		(886,000)
Financial assets at amortised cost [member]
Disclosure of significant accounting policies [line items]
Cash and Cash Equivalents	45,460,000
Other Financial Assets at Amortized Cost	268,923,000
Accounts Receivable	17,733,000
Other Receivables	81,000
Current Assets	332,197,000
Non-current Assets	96,460,000
Total	428,657,000
Accounts Payable and Accruals	0
Current Liabilities	0
Non-current Liabilities	0
Total	0
Financial assets at amortised cost [member] | Level 1 of fair value hierarchy [member]
Disclosure of significant accounting policies [line items]
Financial Assets at Fair Value through Profit or Loss	0
Financial assets at amortised cost [member] | Level 2 of fair value hierarchy [member]
Disclosure of significant accounting policies [line items]
thereof Forward Exchange Contracts used for Hedging	0
Other Financial Assets at Amortized Cost, Net of Current Portion	95,749,000
thereof Restricted Cash	711,000
Convertible Bonds - Liability Component	0
Financial assets at amortised cost [member] | Level 3 of fair value hierarchy [member]
Disclosure of significant accounting policies [line items]
Shares at Fair Value through Other Comprehensive Income	0
Financial assets at fair value through profit and loss [member]
Disclosure of significant accounting policies [line items]
Cash and Cash Equivalents	0
Other Financial Assets at Amortized Cost	0
Accounts Receivable	0
Current Assets	44,647,000
Non-current Assets	0
Total	44,647,000
Accounts Payable and Accruals	0
Current Liabilities	0
Non-current Liabilities	0
Total	0
Financial assets at fair value through profit and loss [member] | Level 1 of fair value hierarchy [member]
Disclosure of significant accounting policies [line items]
Financial Assets at Fair Value through Profit or Loss	44,581,000
Financial assets at fair value through profit and loss [member] | Level 2 of fair value hierarchy [member]
Disclosure of significant accounting policies [line items]
thereof Forward Exchange Contracts used for Hedging	66,000
Other Financial Assets at Amortized Cost, Net of Current Portion	0
thereof Restricted Cash	0
Convertible Bonds - Liability Component	0
Financial assets at fair value through profit and loss [member] | Level 3 of fair value hierarchy [member]
Disclosure of significant accounting policies [line items]
Shares at Fair Value through Other Comprehensive Income	€ 0
Loans and receivables [member]
Disclosure of significant accounting policies [line items]
Cash and Cash Equivalents		76,589,000
Available-for-sale Financial Assets		0
Accounts Receivable		11,234,000
Other Receivables		85,000
thereof Restricted Cash		432,000
Current Assets		237,399,000
Non-current Assets		701,000
Total		238,100,000
Accounts Payable and Accruals		0
Current Liabilities		0
Non-current Liabilities		0
Total		0
Loans and receivables [member] | Level 1 of fair value hierarchy [member]
Disclosure of significant accounting policies [line items]
Financial Assets classified as Loans and Receivables		149,059,000
Loans and receivables [member] | Level 2 of fair value hierarchy [member]
Disclosure of significant accounting policies [line items]
thereof Forward Exchange Contracts used for Hedging		0
thereof Restricted Cash		701,000
Convertible Bonds - Liability Component		€ 0